Transfer of financial assets, assets pledged and received as collateral - Schedule of transfer of financial assets not qualifying for derecognition (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Sale and repurchase, equity | Financial liabilities at fair value through profit or loss
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	€ 7,005	€ 11,010
Sale and repurchase, debt | Financial liabilities at fair value through profit or loss
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	11,901	9,467
Financial assets at fair value through profit or loss | Securities lending, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	4,141	3,894
Financial assets at fair value through profit or loss | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	3
Financial assets at fair value through profit or loss | Sale and repurchase, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	7,273	7,357
Financial assets at fair value through profit or loss | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	16,929	11,780
Financial assets at FVOCI | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	603	328
Financial assets at FVOCI | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	1,956	470
Loans and advances to customers | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount		2,396
Securities at amortised cost | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	635	431
Securities at amortised cost | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	€ 819	€ 465